Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Registrant Name	dei_EntityRegistrantName	ICON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001025770
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 25, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 25, 2015
Prospectus Date	rr_ProspectusDate	Jan. 22, 2015